Eaton Vance
New York Municipal Income Fund
June 30, 2024
Portfolio of Investments (Unaudited)

Corporate Bonds — 0.4%
Security	Principal Amount (000's omitted)	Value
Hospital — 0.4%
Montefiore Obligated Group, 4.287%, 9/1/50	$2,080	$ 1,341,445
Total Corporate Bonds (identified cost $2,416,688)		$ 1,341,445

Tax-Exempt Municipal Obligations — 99.5%
Security	Principal Amount (000's omitted)	Value
Bond Bank — 1.2%
New York State Environmental Facilities Corp., (State Revolving Fund), Green Bonds, 5.00%, 9/15/47(1)	$4,000	$ 4,361,480
		$ 4,361,480
Education — 9.0%
Albany Capital Resource Corp., NY, (KIPP Capital Region Public Charter Schools), 4.75%, 6/1/54	$1,350	$ 1,340,077
Build NYC Resource Corp., NY, (New World Preparatory Charter School), 4.00%, 6/15/31(2)	240	231,643
Dutchess County Local Development Corp., NY, (Culinary Institute of America), 4.00%, 7/1/37	250	242,987
Monroe County Industrial Development Corp., NY, (True North Rochester Preparatory Charter School), 5.00%, 6/1/50(2)	1,640	1,658,155
Monroe County Industrial Development Corp., NY, (University of Rochester):
4.00%, 7/1/50	3,020	2,903,579
5.00%, 7/1/53	2,265	2,453,086
New York Dormitory Authority, (Barnard College), 4.00%, 7/1/49	2,000	1,874,140
New York Dormitory Authority, (Brooklyn Law School), 5.00%, 7/1/33	1,650	1,729,662
New York Dormitory Authority, (Columbia University), 5.00%, 10/1/38	8,910	9,512,851
New York Dormitory Authority, (Cornell University), 5.50%, 7/1/54	2,500	2,851,675
New York Dormitory Authority, (New York University):
4.00%, 7/1/39	1,260	1,270,672
4.00%, 7/1/46	3,000	2,941,410
Troy Capital Resource Corp., NY, (Rensselaer Polytechnic Institute), 5.00%, 9/1/38	2,725	2,913,652
		$ 31,923,589
Security	Principal Amount (000's omitted)	Value
Electric Utilities — 2.1%
Utility Debt Securitization Authority, NY:
5.00%, 12/15/41	$3,500	$ 4,027,135
Green Bonds, 5.00%, 9/15/52	3,050	3,328,557
		$ 7,355,692
General Obligations — 8.0%
Bedford Village Fire District, NY:
2.00%, 11/15/33	$420	$ 338,360
2.00%, 11/15/34	430	340,143
2.00%, 11/15/35	490	380,446
East Meadow Union Free School District, NY:
2.00%, 6/15/33	950	769,576
2.00%, 6/15/34	970	769,841
Nassau County, NY, 4.00%, 4/1/50	1,500	1,486,410
New York:
5.00%, 3/15/38	1,250	1,447,312
5.00%, 3/15/38	2,250	2,605,162
5.00%, 3/15/39	2,375	2,726,690
5.00%, 3/15/40	2,125	2,423,796
New York, NY:
4.00%, 9/1/46	2,000	1,972,180
4.00%, 4/1/50	2,000	1,956,980
5.25%, 5/1/42	1,665	1,854,194
5.50%, 5/1/44	2,500	2,817,950
5.50%, 5/1/46	2,600	2,910,752
North Hempstead, NY, 2.00%, 9/15/35	170	131,787
Puerto Rico:
5.625%, 7/1/29	1,634	1,754,268
5.75%, 7/1/31	1,000	1,112,370
Valley Stream, NY:
2.25%, 5/15/27	250	231,930
2.375%, 5/15/28	255	231,808
Westchester County, NY, 2.00%, 10/15/33	510	418,292
		$ 28,680,247
Hospital — 0.7%
Jefferson County Civic Facility Development Corp., NY, (Samaritan Medical Center), 4.00%, 11/1/47	$505	$ 362,429
New York Dormitory Authority, (Northwell Health Obligated Group), 5.00%, 5/1/52	2,025	2,125,055
		$ 2,487,484
Housing — 3.8%
New York City Housing Development Corp., NY:
Green Bonds, 0.60% to 7/1/25 (Put Date), 5/1/61	$785	$ 757,996

Eaton Vance
New York Municipal Income Fund
June 30, 2024
Portfolio of Investments (Unaudited) — continued

Security	Principal Amount (000's omitted)	Value
Housing (continued)
New York City Housing Development Corp., NY: (continued)
Green Bonds, 2.60%, 11/1/46	$2,000	$ 1,440,160
Green Bonds, (SPA: TD Bank, N.A.), 3.89%, 5/1/63(3)	1,000	1,000,000
Sustainability Bonds, 2.85%, 11/1/39	3,930	3,256,005
Sustainability Bonds, (Liq: TD Bank, N.A.), 3.89%, 5/1/50(3)	2,500	2,500,000
New York Mortgage Agency:
3.65%, 4/1/32	115	113,592
Sustainability Bonds, 4.875%, 10/1/48	2,000	2,030,580
Westchester County Local Development Corp., NY, (Purchase Housing Corp. II), 5.00%, 6/1/42	2,500	2,512,450
		$ 13,610,783
Industrial Development Revenue — 3.5%
New York State Environmental Facilities Corp., (Casella Waste Systems, Inc.), (AMT), 2.875% to 12/3/29 (Put Date), 12/1/44(2)	$930	$ 860,520
New York Transportation Development Corp., (Delta Air Lines, Inc. - LaGuardia Airport Terminals C&D Redevelopment):
(AMT), 5.00%, 1/1/36	2,000	2,060,100
(AMT), 5.00%, 10/1/40	4,165	4,335,931
(AMT), 6.00%, 4/1/35	1,335	1,509,872
Niagara Area Development Corp., NY, (Covanta), (AMT), 4.75%, 11/1/42(2)	4,000	3,761,600
		$ 12,528,023
Insured - Education — 2.6%
New York Dormitory Authority, (CUNY Student Housing), (AMBAC), (BAM), 5.50%, 7/1/35	$6,600	$ 7,748,268
New York Dormitory Authority, (School Districts Revenue Bond Financing Program), (AGM), 5.00%, 10/1/37	1,350	1,523,421
		$ 9,271,689
Insured - Electric Utilities — 1.0%
New York Power Authority, Green Transmission Revenue:
(AGM), 5.00%, 11/15/48	$1,000	$ 1,092,500
(AGM), 5.25%, 11/15/39	1,000	1,168,830
(AGM), 5.25%, 11/15/40	1,000	1,160,680
		$ 3,422,010
Insured - Escrowed/Prerefunded — 2.6%
New York Dormitory Authority, (Memorial Sloan Kettering Cancer Center), (NPFG), Escrowed to Maturity, 0.00%, 7/1/30	$11,530	$ 9,361,783
		$ 9,361,783
Security	Principal Amount (000's omitted)	Value
Insured - General Obligations — 0.6%
Nassau County, NY, (AGM), 4.00%, 4/1/47	$2,140	$ 2,098,206
		$ 2,098,206
Insured - Hospital — 0.5%
Westchester County Local Development Corp., NY, (Westchester Medical Center Obligated Group), (AGM), 5.75%, 11/1/48	$1,500	$ 1,667,040
		$ 1,667,040
Insured - Other Revenue — 0.7%
New York City Industrial Development Agency, NY, (Yankee Stadium):
(AGC), 0.00%, 3/1/31	$1,690	$ 1,302,466
(AGM), 4.00%, 3/1/32	1,130	1,162,307
		$ 2,464,773
Insured - Transportation — 1.9%
Metropolitan Transportation Authority, NY, Green Bonds, (BAM), 4.00%, 11/15/48	$3,250	$ 3,175,542
New York Transportation Development Corp., (John F. Kennedy International Airport):
Green Bonds, (AGM), (AMT), 5.00%, 6/30/54	1,250	1,290,563
Sustainability Bonds, (AGM), (AMT), 5.00%, 6/30/49	2,165	2,245,365
		$ 6,711,470
Lease Revenue/Certificates of Participation — 2.6%
Battery Park City Authority, NY:
(SPA: TD Bank, N.A.), 3.89%, 11/1/38(3)	$2,000	$ 2,000,000
Sustainability Bonds, 5.00%, 11/1/53	3,000	3,273,780
New York City Transitional Finance Authority, NY, (Building Aid), 4.00%, 7/15/45	4,000	3,880,120
		$ 9,153,900
Other Revenue — 2.2%
Hudson Yards Infrastructure Corp., NY:
5.00%, 2/15/42	$3,855	$ 3,974,736
Green Bonds, 4.00%, 2/15/41	4,000	4,016,960
		$ 7,991,696
Senior Living/Life Care — 1.8%
Buffalo and Erie County Industrial Land Development Corp., NY, (Orchard Park CCRC, Inc.), 5.00%, 11/15/37	$4,500	$ 4,532,355
Suffolk County Economic Development Corp., NY, (Peconic Landing at Southold, Inc.), Series 2020B, 5.00%, 12/1/40	2,000	2,025,460
		$ 6,557,815

Eaton Vance
New York Municipal Income Fund
June 30, 2024
Portfolio of Investments (Unaudited) — continued

Security	Principal Amount (000's omitted)	Value
Special Tax Revenue — 26.8%
New York City Transitional Finance Authority, NY, Future Tax Revenue:
4.00%, 11/1/40	$2,000	$ 1,995,760
4.00%, 2/1/43	4,000	3,963,000
4.00%, 5/1/45	1,750	1,723,907
4.00%, 8/1/48	5,500	5,333,790
4.375%, 5/1/53	2,000	2,009,100
5.00%, 8/1/39	4,250	4,401,980
5.00%, 11/1/46(1)	5,000	5,426,450
5.50%, 11/1/45(1)	5,000	5,680,150
New York Dormitory Authority, Personal Income Tax Revenue:
4.00%, 2/15/47	2,500	2,449,350
4.00%, 3/15/47	1,395	1,366,082
4.00%, 3/15/48	1,930	1,885,398
4.00%, 3/15/54	1,350	1,303,533
5.00%, 3/15/49	2,855	3,040,604
5.25%, 3/15/52	2,000	2,212,840
New York Dormitory Authority, Sales Tax Revenue:
4.00%, 3/15/48	2,000	1,947,900
5.00%, 3/15/45	4,000	4,139,640
New York State Urban Development Corp., Sales Tax Revenue:
4.00%, 3/15/39	5,000	5,036,250
4.00%, 3/15/45	2,000	1,948,840
5.00%, 3/15/49	4,000	4,367,000
New York Thruway Authority, 4.00%, 3/15/55	2,000	1,925,800
Puerto Rico Sales Tax Financing Corp., 5.00%, 7/1/58	6,445	6,446,353
Triborough Bridge and Tunnel Authority, NY:
4.00%, 5/15/46	1,455	1,429,232
Series 2021A, 5.00%, 5/15/51	2,500	2,662,525
Series 2021C, 5.00%, 5/15/51	6,000	6,414,600
Green Bonds, 5.25%, 5/15/47(1)	3,000	3,315,750
Green Bonds, 5.25%, 5/15/47	2,500	2,763,125
Triborough Bridge and Tunnel Authority, NY, Sales Tax Revenue:
4.00%, 5/15/48	2,500	2,429,875
4.00%, 5/15/54	1,345	1,291,617
5.00%, 5/15/49	6,000	6,573,180
		$ 95,483,631
Transportation — 18.9%
Metropolitan Transportation Authority, NY:
(LOC: Barclays Bank PLC), 4.75%, 11/1/32(4)	$2,000	$ 2,000,000
(LOC: Barclays Bank PLC), 4.90%, 11/15/50(4)	1,255	1,255,000
Green Bonds, 4.00%, 11/15/45	2,000	1,952,860
Security	Principal Amount (000's omitted)	Value
Transportation (continued)
Metropolitan Transportation Authority, NY: (continued)
Green Bonds, 4.75%, 11/15/45	$900	$ 924,192
Green Bonds, 5.00%, 11/15/39	2,000	2,215,440
New York State Thruway Authority, 5.00%, 1/1/49	3,250	3,529,207
New York Thruway Authority, 4.00%, 1/1/45	3,000	2,922,930
New York Transportation Development Corp., (John F. Kennedy International Airport):
Green Bonds, (AMT), 5.50%, 6/30/54	2,000	2,121,380
Green Bonds, (AMT), 6.00%, 6/30/54	1,925	2,115,306
New York Transportation Development Corp., (LaGuardia Airport Terminal B Redevelopment):
(AMT), 5.00%, 12/1/39	1,500	1,587,585
(AMT), 5.00%, 7/1/41	2,150	2,150,022
(AMT), 5.00%, 7/1/46	9,100	9,099,545
New York Transportation Development Corp., (Terminal 4 John F. Kennedy International Airport):
4.00%, 12/1/42	2,100	2,053,464
(AMT), 4.00%, 12/1/42	1,960	1,887,264
(AMT), 5.00%, 12/1/28	2,000	2,096,280
Niagara Frontier Transportation Authority, NY, (Buffalo Niagara International Airport), (AMT), 5.00%, 4/1/26	1,210	1,209,964
Port Authority of New York and New Jersey:
4.00%, 11/1/41	3,250	3,252,242
4.00%, 11/1/49	3,000	2,958,660
6.125%, 6/1/94	2,500	2,502,250
(AMT), 5.00%, 8/1/37	2,550	2,759,253
(AMT), 5.00%, 1/15/47	2,000	2,106,200
(AMT), 5.50%, 8/1/52	2,000	2,156,620
Triborough Bridge and Tunnel Authority, NY:
3.00%, 11/15/46	4,000	3,195,240
5.00%, 11/15/51	7,545	8,029,842
(LOC: Barclays Bank PLC), 4.90%, 1/1/32(4)	1,400	1,400,000
		$ 67,480,746
Water and Sewer — 9.0%
New York City Municipal Water Finance Authority, NY, (Water and Sewer System):
4.00%, 6/15/51	$5,260	$ 5,088,577
5.00%, 6/15/39	4,515	4,565,071
5.00%, 6/15/43	2,500	2,775,350
5.00%, 6/15/47(1)	2,000	2,170,400
5.00%, 6/15/50	5,000	5,296,150
5.25%, 6/15/47	4,000	4,459,880
5.25%, 6/15/52	3,025	3,316,610

Eaton Vance
New York Municipal Income Fund
June 30, 2024
Portfolio of Investments (Unaudited) — continued

Security	Principal Amount (000's omitted)	Value
Water and Sewer (continued)
Suffolk County Water Authority, NY, 3.25%, 6/1/42	$5,000	$ 4,432,150
		$ 32,104,188
Total Tax-Exempt Municipal Obligations (identified cost $342,974,709)		$354,716,245

Taxable Municipal Obligations — 3.5%
Security	Principal Amount (000's omitted)	Value
General Obligations — 1.2%
New York, NY, 1.50%, 8/1/28	$5,000	$ 4,392,300
		$ 4,392,300
Hospital — 0.3%
Jefferson County Civic Facility Development Corp., NY, (Samaritan Medical Center), 4.25%, 11/1/28	$1,025	$ 974,457
		$ 974,457
Lease Revenue/Certificates of Participation — 0.5%
New York City Transitional Finance Authority, NY, (Building Aid), 3.23%, 7/15/24	$1,805	$ 1,803,394
		$ 1,803,394
Special Tax Revenue — 1.5%
Metropolitan Transportation Authority, NY, Payroll Mobility Tax Revenue, 5.37%, 12/19/24	$3,500	$ 3,495,275
Oneida Indian Nation of New York, 8.00%, 9/1/40(2)	2,000	1,978,640
		$ 5,473,915
Total Taxable Municipal Obligations (identified cost $13,254,395)		$ 12,644,066
Total Investments — 103.4% (identified cost $358,645,792)		$368,701,756
Other Assets, Less Liabilities — (3.4)%		$(12,091,659)
Net Assets — 100.0%		$356,610,097

The percentage shown for each investment category in the Portfolio of Investments is based on net assets.
(1)	Security represents the municipal bond held by a trust that issues residual interest bonds.
(2)	Security exempt from registration under Rule 144A of the Securities Act of 1933, as amended. These securities may be sold in certain transactions in reliance on an exemption from registration (normally to qualified institutional buyers). At June 30, 2024, the aggregate value of these securities is $8,490,558 or 2.4% of the Fund's net assets.
(3)	Variable rate demand obligation that may be tendered at par on any day for payment the lesser of 5 business days or 7 calendar days. The stated interest rate, which generally resets weekly, is determined by the remarketing agent and represents the rate in effect at June 30, 2024.
(4)	Variable rate demand obligation that may be tendered at par on any day for payment the same or next business day. The stated interest rate, which generally resets daily, is determined by the remarketing agent and represents the rate in effect at June 30, 2024.
The Fund invests primarily in debt securities issued by New York municipalities. The ability of the issuers of the debt securities to meet their obligations may be affected by economic developments in a specific industry or municipality. At June 30, 2024, 9.5% of total investments are backed by bond insurance of various financial institutions and financial guaranty assurance agencies. The aggregate percentage insured by an individual financial institution or financial guaranty assurance agency ranged from 0.4% to 3.6% of total investments.
Abbreviations:
AGC	– Assured Guaranty Corp.
AGM	– Assured Guaranty Municipal Corp.
AMBAC	– AMBAC Financial Group, Inc.
AMT	– Interest earned from these securities may be considered a tax preference item for purposes of the Federal Alternative Minimum Tax.
BAM	– Build America Mutual Assurance Co.
Liq	– Liquidity Provider
LOC	– Letter of Credit
NPFG	– National Public Finance Guarantee Corp.
SPA	– Standby Bond Purchase Agreement

Eaton Vance
New York Municipal Income Fund
June 30, 2024
Portfolio of Investments (Unaudited) — continued

The Fund did not have any open derivative instruments at June 30, 2024.
Fair Value Measurements
Under generally accepted accounting principles for fair value measurements, a three-tier hierarchy to prioritize the assumptions, referred to as inputs, is used in valuation techniques to measure fair value. The three-tier hierarchy of inputs is summarized in the three broad levels listed below.
•	Level 1 – quoted prices in active markets for identical investments
•	Level 2 – other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.)
•	Level 3 – significant unobservable inputs (including a fund's own assumptions in determining the fair value of investments)
In cases where the inputs used to measure fair value fall in different levels of the fair value hierarchy, the level disclosed is determined based on the lowest level input that is significant to the fair value measurement in its entirety. The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.
At June 30, 2024, the hierarchy of inputs used in valuing the Fund's investments, which are carried at fair value, were as follows:
Asset Description	Level 1	Level 2	Level 3	Total
Corporate Bonds	$ —	$ 1,341,445	$ —	$ 1,341,445
Tax-Exempt Municipal Obligations	—	354,716,245	—	354,716,245
Taxable Municipal Obligations	—	12,644,066	—	12,644,066
Total Investments	$ —	$368,701,756	$ —	$368,701,756
For information on the Fund's policy regarding the valuation of investments and other significant accounting policies, please refer to the Fund's most recent financial statements included in its semi-annual or annual report to shareholders.